Other Long-Term Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG-TERM ASSETS
NOTE 3:	OTHER LONG-TERM ASSETS

	December 31,
	2017	2018

Deferred tax assets	$2,620	$2,965
Other	1,055	1,327

	$3,675	$4,292